Acquisitions - Consideration Paid for Acquiring Assets and Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Business Combinations [Abstract]
Goodwill	£ 257	£ 626	£ 77
Intangible assets	245	423	56
Property, plant and equipment	1	5
Current assets	20	24	3
Non-current assets	4	12
Current liabilities	(53)	(72)	(16)
Borrowings	(6)	(12)
Deferred tax	(44)	(51)	(2)
Net assets acquired	424	955	118
Consideration (after taking account of £32m (2018: £27m; 2017: £7m) net cash acquired)	424	955	118
Less: consideration deferred to future years	(10)	(36)	(1)
Less: acquisition date fair value of equity interest	(15)
Net cash flow	£ 399	£ 919	£ 117